Distribution Date:	05/15/26	BMO 2023-5C1 MORTGAGE TRUST
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2023-5C1

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC, a Delaware limited
			liability company
Certificate Factor Detail	3		Paul Vanderslice	Paul.Vanderslice@bmo.com
Certificate Interest Reconciliation Detail	4		151 West 42nd Street | New York, NY 10036 | United States
Additional Information	5	Master Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Cash Flows	6		www.key.com/key2cre	Surveillance_Inquiries@KeyBank.com

Bond / Collateral Reconciliation - Balances	7		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States

Current Mortgage Loan and Property Stratification	8-12	Special Servicer	3650 REIT Commercial Mortgage Securities II LLC

Mortgage Loan Detail (Part 1)	13-14		Attention: General Counsel	compliance@3650REIT.com
			2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
Mortgage Loan Detail (Part 2)	15-16
		Trustee	Computershare Trust Company, N.A.
Principal Prepayment Detail	17
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Historical Detail	18			trustadministrationgroup@computershare.com

Delinquency Loan Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Collateral Stratification and Historical Detail	20
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Liquidated Loan Detail	24		Attention: BMO 2023-5C1—Transaction Manager	notices@pentalphasurveillance.com
Historical Bond / Collateral Loss Reconciliation Detail	25		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	26	Controlling Class	3650 Real Estate Investment Trust 2 LLC
		Representative
Supplemental Notes	27
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	055986AA1	6.427400%	708,000.00	301,647.46	16,064.03	1,615.67	0.00	0.00	17,679.70	285,583.43	30.02%	30.00%
A-3	055986AC7	6.534000%	535,695,000.00	535,695,000.00	0.00	2,916,859.27	0.00	0.00	2,916,859.27	535,695,000.00	30.02%	30.00%
A-S	055986AF0	7.117308%	77,587,000.00	77,587,000.00	0.00	460,175.45	0.00	0.00	460,175.45	77,587,000.00	19.89%	19.88%
B	055986AG8	6.960000%	50,767,000.00	50,767,000.00	0.00	294,448.60	0.00	0.00	294,448.60	50,767,000.00	13.26%	13.25%
C	055986AH6	7.117308%	25,862,000.00	25,862,000.00	0.00	153,389.84	0.00	0.00	153,389.84	25,862,000.00	9.88%	9.88%
D	055986AL7	4.000000%	15,518,000.00	15,518,000.00	0.00	51,726.67	0.00	0.00	51,726.67	15,518,000.00	7.85%	7.85%
E-RR	055986AN3	7.117308%	8,429,000.00	8,429,000.00	0.00	49,993.15	0.00	0.00	49,993.15	8,429,000.00	6.75%	6.75%
F-RR	055986AQ6	7.117308%	15,326,000.00	15,326,000.00	0.00	90,899.88	0.00	0.00	90,899.88	15,326,000.00	4.75%	4.75%
G-RR	055986AS2	7.117308%	10,536,000.00	10,536,000.00	0.00	62,489.96	0.00	0.00	62,489.96	10,536,000.00	3.38%	3.38%
J-RR*	055986AU7	7.117308%	25,863,090.00	25,863,090.00	0.00	131,922.35	0.00	0.00	131,922.35	25,863,090.00	0.00%	0.00%
R	055986AW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			766,291,090.00	765,884,737.46	16,064.03	4,213,520.84	0.00	0.00	4,229,584.87	765,868,673.43

X-A	055986AD5	0.583368%	536,403,000.00	535,996,647.46	0.00	260,569.20	0.00	0.00	260,569.20	535,980,583.43
X-B	055986AE3	0.051785%	154,216,000.00	154,216,000.00	0.00	6,655.03	0.00	0.00	6,655.03	154,216,000.00
X-D	055986AJ2	3.117308%	15,518,000.00	15,518,000.00	0.00	40,311.98	0.00	0.00	40,311.98	15,518,000.00
Notional SubTotal			706,137,000.00	705,730,647.46	0.00	307,536.21	0.00	0.00	307,536.21	705,714,583.43

Deal Distribution Total					16,064.03	4,521,057.05	0.00	0.00	4,537,121.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	055986AA1	426.05573446	22.68930791	2.28201977	0.00000000	0.00000000	0.00000000	0.00000000	24.97132768	403.36642655
A-3	055986AC7	1,000.00000000	0.00000000	5.44499999	0.00000000	0.00000000	0.00000000	0.00000000	5.44499999	1,000.00000000
A-S	055986AF0	1,000.00000000	0.00000000	5.93108962	0.00000000	0.00000000	0.00000000	0.00000000	5.93108962	1,000.00000000
B	055986AG8	1,000.00000000	0.00000000	5.80000000	0.00000000	0.00000000	0.00000000	0.00000000	5.80000000	1,000.00000000
C	055986AH6	1,000.00000000	0.00000000	5.93108963	0.00000000	0.00000000	0.00000000	0.00000000	5.93108963	1,000.00000000
D	055986AL7	1,000.00000000	0.00000000	3.33333355	0.00000000	0.00000000	0.00000000	0.00000000	3.33333355	1,000.00000000
E-RR	055986AN3	1,000.00000000	0.00000000	5.93108910	0.00000000	0.00000000	0.00000000	0.00000000	5.93108910	1,000.00000000
F-RR	055986AQ6	1,000.00000000	0.00000000	5.93108965	0.00000000	0.00000000	0.00000000	0.00000000	5.93108965	1,000.00000000
G-RR	055986AS2	1,000.00000000	0.00000000	5.93108960	0.00000000	0.00000000	0.00000000	0.00000000	5.93108960	1,000.00000000
J-RR	055986AU7	1,000.00000000	0.00000000	5.10079615	0.83029329	5.48211718	0.00000000	0.00000000	5.10079615	1,000.00000000
R	055986AW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	055986AD5	999.24244917	0.00000000	0.48577133	0.00000000	0.00000000	0.00000000	0.00000000	0.48577133	999.21250148
X-B	055986AE3	1,000.00000000	0.00000000	0.04315395	0.00000000	0.00000000	0.00000000	0.00000000	0.04315395	1,000.00000000
X-D	055986AJ2	1,000.00000000	0.00000000	2.59775615	0.00000000	0.00000000	0.00000000	0.00000000	2.59775615	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/26 - 04/30/26	30	0.00	1,615.67	0.00	1,615.67	0.00	0.00	0.00	1,615.67	0.00
A-3	04/01/26 - 04/30/26	30	0.00	2,916,859.27	0.00	2,916,859.27	0.00	0.00	0.00	2,916,859.27	0.00
X-A	04/01/26 - 04/30/26	30	0.00	260,569.20	0.00	260,569.20	0.00	0.00	0.00	260,569.20	0.00
X-B	04/01/26 - 04/30/26	30	0.00	6,655.03	0.00	6,655.03	0.00	0.00	0.00	6,655.03	0.00
X-D	04/01/26 - 04/30/26	30	0.00	40,311.98	0.00	40,311.98	0.00	0.00	0.00	40,311.98	0.00
A-S	04/01/26 - 04/30/26	30	0.00	460,175.45	0.00	460,175.45	0.00	0.00	0.00	460,175.45	0.00
B	04/01/26 - 04/30/26	30	0.00	294,448.60	0.00	294,448.60	0.00	0.00	0.00	294,448.60	0.00
C	04/01/26 - 04/30/26	30	0.00	153,389.84	0.00	153,389.84	0.00	0.00	0.00	153,389.84	0.00
D	04/01/26 - 04/30/26	30	0.00	51,726.67	0.00	51,726.67	0.00	0.00	0.00	51,726.67	0.00
E-RR	04/01/26 - 04/30/26	30	0.00	49,993.15	0.00	49,993.15	0.00	0.00	0.00	49,993.15	0.00
F-RR	04/01/26 - 04/30/26	30	0.00	90,899.88	0.00	90,899.88	0.00	0.00	0.00	90,899.88	0.00
G-RR	04/01/26 - 04/30/26	30	0.00	62,489.96	0.00	62,489.96	0.00	0.00	0.00	62,489.96	0.00
J-RR	04/01/26 - 04/30/26	30	119,601.17	153,396.30	0.00	153,396.30	21,473.95	0.00	0.00	131,922.35	141,784.49
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			119,601.17	4,542,531.00	0.00	4,542,531.00	21,473.95	0.00	0.00	4,521,057.05	141,784.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,537,121.08
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,553,543.24	Master Servicing Fee	2,016.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,161.02
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	319.12
ARD Interest	0.00	Operating Advisor Fee	1,324.34
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	191.47
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,553,543.24	Total Fees	11,012.23

Principal		Expenses/Reimbursements
Scheduled Principal	16,064.03	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	16,473.96
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	16,064.03	Total Expenses/Reimbursements	21,473.96

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,521,057.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	16,064.03
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,537,121.08
Total Funds Collected	4,569,607.27	Total Funds Distributed	4,569,607.27

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	765,884,738.37	765,884,738.37	Beginning Certificate Balance	765,884,737.46
(-) Scheduled Principal Collections	16,064.03	16,064.03	(-) Principal Distributions	16,064.03
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	765,868,674.34	765,868,674.34	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	765,884,738.37	765,884,738.37	Ending Certificate Balance	765,868,673.43
Ending Actual Collateral Balance	765,868,674.34	765,868,674.34

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.91)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.91)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.12%
			UC / (OC) Interest	(0.01)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	22,037,151.79	2.88%	26	7.7440	NAP	Defeased	2	22,037,151.79	2.88%	26	7.7440	NAP
$4,999,999 or less	5	14,681,522.55	1.92%	25	7.1485	1.467723	1.49 or less	16	335,100,000.00	43.75%	25	7.2227	1.276255
$5,000,000 to $9,999,999	12	80,600,000.00	10.52%	25	7.3271	1.682717	1.50 to 1.59	15	144,131,522.55	18.82%	24	7.1737	1.570232
$10,000,000 to $19,999,999	19	249,450,000.00	32.57%	25	7.1787	1.732502	1.60 to 1.69	6	87,500,000.00	11.42%	27	8.1264	1.671429
$20,000,000 to $29,999,999	5	132,000,000.00	17.24%	26	7.5421	1.400189	1.70 to 1.79	2	20,000,000.00	2.61%	24	7.6300	1.770000
$30,000,000 to $39,999,999	4	128,000,000.00	16.71%	25	7.6908	1.414375	1.80 to 1.89	0	0.00	0.00%	0	0.0000	0.000000
$40,000,000 or greater	3	139,100,000.00	18.16%	26	5.9472	2.062106	1.90 to 1.99	1	17,500,000.00	2.28%	26	6.2980	1.940000
Totals	50	765,868,674.34	100.00%	25	7.1345	1.666445	2.00 or greater	8	139,600,000.00	18.23%	27	6.1984	2.668044
							Totals	50	765,868,674.34	100.00%	25	7.1345	1.666445
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	22,037,151.79	2.88%	26	7.7440	NAP
							Defeased	3	22,037,151.79	2.88%	26	7.7440	NAP
Arizona	1	280,780.57	0.04%	26	6.3900	1.560000
							Industrial	11	120,936,000.00	15.79%	24	7.7746	1.395858
California	3	66,000,000.00	8.62%	26	7.5404	1.546364
							Lodging	1	5,000,000.00	0.65%	27	7.6700	2.690000
Connecticut	3	58,488,023.36	7.64%	25	6.0033	1.173254
							Multi-Family	10	114,663,522.55	14.97%	25	5.4961	1.786670
Florida	5	12,746,567.20	1.66%	24	6.5391	1.569555
							Office	20	244,834,989.32	31.97%	26	6.9977	1.614263
Georgia	17	72,027,218.69	9.40%	24	7.8672	1.508249
							Other	2	10,000,000.00	1.31%	25	7.9100	4.470000
Indiana	1	151,086.70	0.02%	26	6.3900	1.560000
							Retail	15	219,068,101.59	28.60%	25	7.6698	1.501817
Kentucky	3	35,192,101.59	4.60%	25	7.7971	1.317760
							Self Storage	45	10,000,000.00	1.31%	26	6.3900	1.560000
Maine	2	320,892.09	0.04%	26	6.3900	1.560000
							Totals	107	765,868,674.34	100.00%	25	7.1345	1.666445
Maryland	3	477,326.98	0.06%	26	6.3900	1.560000

Massachusetts	3	24,500,000.00	3.20%	26	6.2980	1.999184

Michigan	2	13,582,663.21	1.77%	24	7.3416	1.361747

New Jersey	4	38,728,635.62	5.06%	23	5.8432	1.569941

New York	28	208,245,512.74	27.19%	25	6.5949	1.862046

North Carolina	3	26,548,190.64	3.47%	26	7.7219	1.579587

Ohio	7	39,450,852.62	5.15%	24	7.3472	1.360582

Pennsylvania	4	42,500,000.00	5.55%	26	7.6850	1.625294

Rhode Island	2	506,742.08	0.07%	26	6.3900	1.560000

South Carolina	5	771,478.00	0.10%	26	6.3900	1.560000

Texas	3	21,050,000.00	2.75%	24	7.5627	1.693040

Virginia	5	62,934,541.37	8.22%	27	8.2898	1.679171

Totals	107	765,868,674.34	100.00%	25	7.1345	1.666445

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	22,037,151.79	2.88%	26	7.7440	NAP	Defeased	2	22,037,151.79	2.88%	26	7.7440	NAP
	4.99999% or below	1	41,000,000.00	5.35%	25	4.1876	2.710000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% to 5.99999%	5	49,500,000.00	6.46%	27	5.7165	1.967273	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.00000% to 6.49999%	5	98,000,000.00	12.80%	25	6.1310	1.458265	25 months to 36 months	41	642,331,522.55	83.87%	25	7.1430	1.674388
	6.50000% to 6.99999%	6	87,100,000.00	11.37%	25	6.7875	1.313226	37 months to 48 months	7	101,500,000.00	13.25%	25	6.9489	1.640788
	7.00000% to 7.49999%	8	135,850,000.00	17.74%	25	7.3832	1.411185	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.50000% to 7.99999%	15	177,231,522.55	23.14%	25	7.7546	2.023618	Totals	50	765,868,674.34	100.00%	25	7.1345	1.666445
	8.0000 or greater	8	155,150,000.00	20.26%	25	8.1818	1.456084
	Totals	50	765,868,674.34	100.00%	25	7.1345	1.666445
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	22,037,151.79	2.88%	26	7.7440	NAP	Defeased	2	22,037,151.79	2.88%	26	7.7440	NAP
	60 months or less	48	743,831,522.55	97.12%	25	7.1165	1.669803	359 months or less	48	743,831,522.55	97.12%	25	7.1165	1.669803
	61 months or more	0	0.00	0.00%	0	0.0000	0.000000	Totals	50	765,868,674.34	100.00%	25	7.1345	1.666445
	Totals	50	765,868,674.34	100.00%	25	7.1345	1.666445
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	22,037,151.79	2.88%	26	7.7440	NAP			No outstanding loans in this group
Underwriter's Information		5	44,000,000.00	5.75%	25	7.8735	1.531136
	12 months or less	35	611,831,522.55	79.89%	25	7.0132	1.672343
	13 months to 24 months	8	88,000,000.00	11.49%	24	7.4561	1.721477
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	765,868,674.34	100.00%	25	7.1345	1.666445
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	10243439	IN	Tomball	TX	Actual/360	7.280%	24,570.00	0.00	0.00	N/A	06/01/28	--	4,050,000.00	4,050,000.00	05/01/26
19	10245214	Various Various		NY	Actual/360	7.300%	100,375.00	0.00	0.00	N/A	08/01/28	--	16,500,000.00	16,500,000.00	05/01/26
1A-1	10247665	RT	Brooklyn	NY	Actual/360	6.873%	171,825.00	0.00	0.00	N/A	06/05/28	--	30,000,000.00	30,000,000.00	05/05/26
1A-3	10247667	RT	Brooklyn	NY	Actual/360	6.873%	163,233.75	0.00	0.00	N/A	06/05/28	--	28,500,000.00	28,500,000.00	05/05/26
1A-5	10247669	RT	Brooklyn	NY	Actual/360	6.873%	22,910.00	0.00	0.00	N/A	06/05/28	--	4,000,000.00	4,000,000.00	05/05/26
2A-3-1	10247689	OF	New York	NY	Actual/360	7.440%	155,000.00	0.00	0.00	N/A	07/06/28	--	25,000,000.00	25,000,000.00	05/06/26
2A-3-2	10247690	OF	New York	NY	Actual/360	7.440%	170,500.00	0.00	0.00	N/A	07/06/28	--	27,500,000.00	27,500,000.00	05/06/26
2A-3-3	10247691	OF	New York	NY	Actual/360	7.440%	62,000.00	0.00	0.00	N/A	07/06/28	--	10,000,000.00	10,000,000.00	05/06/26
3A-5	10247701	RT	Richmond	VA	Actual/360	8.303%	207,575.00	0.00	0.00	N/A	08/01/28	--	30,000,000.00	30,000,000.00	05/01/26
3A-6	10247702	RT	Richmond	VA	Actual/360	8.303%	172,979.17	0.00	0.00	N/A	08/01/28	--	25,000,000.00	25,000,000.00	05/01/26
3A-7-1	10247703	RT	Richmond	VA	Actual/360	8.303%	51,893.75	0.00	0.00	N/A	08/01/28	--	7,500,000.00	7,500,000.00	05/01/26
4	10247705	MF	Danbury	CT	Actual/360	6.000%	290,000.00	0.00	0.00	N/A	06/05/28	--	58,000,000.00	58,000,000.00	05/05/26
5A-1-A-2	10247706	Various Various		Various	Actual/360	7.350%	52,062.50	0.00	0.00	N/A	05/01/28	--	8,500,000.00	8,500,000.00	05/01/26
5A-1-B-1	10247707				Actual/360	7.350%	183,750.00	0.00	0.00	N/A	05/01/28	--	30,000,000.00	30,000,000.00	05/01/26
5A-1-B-2	10247708				Actual/360	7.350%	87,587.50	0.00	0.00	N/A	05/01/28	--	14,300,000.00	14,300,000.00	05/01/26
6A-1	10247709	IN	Riverside	CA	Actual/360	8.122%	257,196.67	0.00	0.00	N/A	04/01/28	--	38,000,000.00	38,000,000.00	05/01/26
6A-2	10247710	IN	Riverside	CA	Actual/360	8.122%	94,756.67	0.00	0.00	N/A	04/01/28	--	14,000,000.00	14,000,000.00	05/01/26
7A-3	10247713	RT	Atlanta	GA	Actual/360	7.870%	98,375.00	0.00	0.00	N/A	05/01/28	--	15,000,000.00	15,000,000.00	05/01/26
7A-4	10247714	RT	Atlanta	GA	Actual/360	7.870%	65,583.33	0.00	0.00	N/A	05/01/28	--	10,000,000.00	10,000,000.00	05/01/26
7A-5	10247715	RT	Atlanta	GA	Actual/360	7.870%	45,908.33	0.00	0.00	N/A	05/01/28	--	7,000,000.00	7,000,000.00	05/01/26
7A-9	10247716	RT	Atlanta	GA	Actual/360	7.870%	81,979.17	0.00	0.00	N/A	05/01/28	--	12,500,000.00	12,500,000.00	05/01/26
7A-11	10247717	RT	Atlanta	GA	Actual/360	7.870%	49,187.50	0.00	0.00	N/A	05/01/28	--	7,500,000.00	7,500,000.00	05/01/26
8A-1	10247718	MF	New York	NY	Actual/360	4.188%	143,077.35	0.00	0.00	N/A	06/06/28	--	41,000,000.00	41,000,000.00	05/06/26
9	10247720	LO	Queens	NY	Actual/360	7.670%	256,305.83	0.00	0.00	N/A	08/06/28	--	40,100,000.00	40,100,000.00	05/06/26
10A-5-1	10247721	OF	Boston	MA	Actual/360	6.298%	91,845.83	0.00	0.00	N/A	07/06/28	--	17,500,000.00	17,500,000.00	05/06/26
10A-8-2-B	10247722	OF	Boston	MA	Actual/360	6.298%	13,120.83	0.00	0.00	N/A	07/06/28	--	2,500,000.00	2,500,000.00	05/06/26
10A-8-3	10247723	OF	Boston	MA	Actual/360	6.298%	52,483.33	0.00	0.00	N/A	07/06/28	--	10,000,000.00	10,000,000.00	05/06/26
11A-2-1-B	10247724	OF	Jersey City	NJ	Actual/360	5.840%	73,000.00	0.00	0.00	N/A	04/06/28	--	15,000,000.00	15,000,000.00	05/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
11A-4-2	10247725	OF	Jersey City	NJ	Actual/360	5.840%	24,333.33	0.00	0.00	N/A	04/06/28	--	5,000,000.00	5,000,000.00	05/06/26
11A-8	10247726	OF	Jersey City	NJ	Actual/360	5.840%	48,666.67	0.00	0.00	N/A	04/06/28	--	10,000,000.00	10,000,000.00	05/06/26
12A-3	10247729	OF	Philadelphia	PA	Actual/360	7.685%	12,808.33	0.00	0.00	N/A	07/06/28	--	2,000,000.00	2,000,000.00	05/06/26
12A-4	10247730	OF	Philadelphia	PA	Actual/360	7.685%	80,052.08	0.00	0.00	N/A	07/06/28	--	12,500,000.00	12,500,000.00	05/06/26
12A-5	10247731	OF	Philadelphia	PA	Actual/360	7.685%	48,031.25	0.00	0.00	N/A	07/06/28	--	7,500,000.00	7,500,000.00	05/06/26
12A-6	10247732	OF	Philadelphia	PA	Actual/360	7.685%	32,020.83	0.00	0.00	N/A	07/06/28	--	5,000,000.00	5,000,000.00	05/06/26
13	10247733	OF	Fayetteville	NC	Actual/360	7.750%	167,916.67	0.00	0.00	N/A	07/06/28	--	26,000,000.00	26,000,000.00	05/06/26
14A-4	10247734	RT	Louisville	KY	Actual/360	8.120%	118,416.67	0.00	0.00	N/A	06/01/28	--	17,500,000.00	17,500,000.00	05/01/26
14A-6	10247735	RT	Louisville	KY	Actual/360	8.120%	33,833.33	0.00	0.00	N/A	06/01/28	--	5,000,000.00	5,000,000.00	05/01/26
15A-3-1	10247736	OF	Houston	TX	Actual/360	7.630%	79,479.17	0.00	0.00	N/A	05/06/28	--	12,500,000.00	12,500,000.00	05/06/26
15A-3-2	10247737	OF	Houston	TX	Actual/360	7.630%	47,687.50	0.00	0.00	N/A	05/06/28	--	7,500,000.00	7,500,000.00	05/06/26
16	10247738	IN	Various	GA	Actual/360	8.012%	121,181.50	0.00	0.00	N/A	05/01/28	--	18,150,000.00	18,150,000.00	05/01/26
17A-1	10247739	OF	Knoxville	TN	Actual/360	8.000%	114,874.69	14,266.65	0.00	N/A	07/06/28	--	17,231,418.44	17,217,151.79	05/06/26
18A-3	10247741	OF	Miami	FL	Actual/360	6.546%	54,550.00	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	05/06/26
18A-4	10247742	OF	Miami	FL	Actual/360	6.546%	38,185.00	0.00	0.00	N/A	05/06/28	--	7,000,000.00	7,000,000.00	05/06/26
20A-2	10247743	OF	Corte Madera	CA	Actual/360	5.380%	62,766.67	0.00	0.00	N/A	06/05/29	--	14,000,000.00	14,000,000.00	05/05/26
21A-1	10247744	98	New York	NY	Actual/360	7.910%	65,916.67	0.00	0.00	N/A	06/06/28	--	10,000,000.00	10,000,000.00	06/06/25
22A-2-1	10247745	SS	Various	Various	Actual/360	6.390%	53,250.00	0.00	0.00	N/A	07/06/28	--	10,000,000.00	10,000,000.00	05/06/26
23	10247746	MF	Louisville	KY	Actual/360	6.625%	41,958.33	0.00	0.00	N/A	07/01/28	--	7,600,000.00	7,600,000.00	05/01/26
24A-4-2-2	10247747	RT	Valley Stream	NY	Actual/360	5.899%	27,037.08	0.00	0.00	N/A	01/06/28	--	5,500,000.00	5,500,000.00	05/06/26
25	10247748	SS	Little Rock	AR	Actual/360	6.830%	27,433.83	0.00	0.00	N/A	08/06/28	--	4,820,000.00	4,820,000.00	05/06/26
27	10247749	MF	Riverhead	NY	Actual/360	7.910%	14,062.13	1,797.38	0.00	N/A	07/06/28	--	2,133,319.93	2,131,522.55	05/06/26
Totals							4,553,543.24	16,064.03	0.00				765,884,738.37	765,868,674.34
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	435,390.74	419,081.30	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,238,619.92	2,550,316.51	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1	12,797,518.21	15,273,422.01	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-3	0.00	12,797,518.21	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-5	0.00	12,797,518.21	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3-1	29,170,830.33	30,496,753.79	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3-2	29,170,830.33	30,496,753.79	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3-3	29,170,830.33	30,496,753.79	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-5	26,629,293.00	26,858,313.54	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-6	26,629,293.00	26,858,313.54	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-7-1	26,629,293.00	26,858,313.54	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,178,652.34	4,169,797.68	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1-A-2	0.00	9,402,981.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1-B-1	0.00	18,326,821.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1-B-2	0.00	18,326,821.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-1	8,257,025.25	7,869,419.93	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-3	23,769,489.56	17,240,422.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-4	20,147,889.00	23,769,489.56	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-5	20,147,889.00	23,769,489.56	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-9	20,147,889.00	23,769,489.56	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-11	20,147,889.00	23,769,489.56	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-1	6,224,294.98	4,704,816.07	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,126,964.80	8,983,800.80	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-5-1	75,161,211.00	69,737,418.10	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-8-2-B	75,161,211.00	54,926,345.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-8-3	75,161,211.00	54,926,345.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-2-1-B	23,607,529.00	22,564,791.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
11A-4-2	0.00	22,564,791.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-8	0.00	22,564,791.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-3	6,576,422.15	6,503,110.98	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,927,469.11	3,431,693.85	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-4	11,071,141.00	4,744,858.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-3-1	23,810,158.62	18,644,603.97	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-3-2	23,810,158.62	18,644,603.97	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,953,535.50	1,466,922.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18A-3	5,145,905.19	5,189,476.27	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18A-4	5,145,905.19	5,189,476.27	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20A-2	3,520,111.00	2,864,450.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21A-1	0.00	1,811,548.38	01/01/24	06/30/24	01/06/26	2,500,000.00	82,918.92	49,304.42	650,721.40	0.00	0.00
22A-2-1	47,575,716.00	36,082,866.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	667,582.19	764,432.27	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24A-4-2-2	50,442,621.32	23,075,744.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	162,929.05	293,301.35	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	744,920,698.73	775,997,464.79				2,500,000.00	82,918.92	49,304.42	650,721.40	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	0	0.00	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.134544%	7.117290%	25
04/17/26	0	0.00	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.134562%	7.117308%	26
03/17/26	0	0.00	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.134575%	7.117321%	27
02/18/26	1	41,000,000.00	0	0.00	1	10,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.134602%	7.117348%	28
01/16/26	0	0.00	0	0.00	1	10,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.134615%	7.117361%	29
12/17/25	0	0.00	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.134627%	7.117373%	30
11/18/25	0	0.00	0	0.00	1	10,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.134645%	7.117391%	31
10/20/25	0	0.00	0	0.00	1	10,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.134657%	7.117403%	32
09/17/25	0	0.00	0	0.00	1	10,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.134675%	7.117420%	33
08/15/25	0	0.00	0	0.00	1	10,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.134687%	7.117433%	34
07/17/25	0	0.00	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.134699%	7.117445%	35
06/17/25	0	0.00	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.134716%	7.117462%	36
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21A-1	10247744	06/06/25	10	6	49,304.42	650,721.40	0.00	10,000,000.00	02/07/25	2
Totals					49,304.42	650,721.40	0.00	10,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		247,450,000	247,450,000	0		0
25 - 36 Months		504,418,674	494,418,674	10,000,000		0
37 - 48 Months		14,000,000	14,000,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	765,868,674	755,868,674	0	0	10,000,000	0
Apr-26	765,884,738	755,884,738	0	0	10,000,000	0
Mar-26	765,896,424	755,896,424	0	0	10,000,000	0
Feb-26	765,920,859	714,920,859	41,000,000	0	0	10,000,000
Jan-26	765,932,298	755,932,298	0	0	0	10,000,000
Dec-25	765,943,659	755,943,659	0	0	10,000,000	0
Nov-25	765,959,227	755,959,227	0	0	0	10,000,000
Oct-25	765,970,404	755,970,404	0	0	0	10,000,000
Sep-25	765,985,795	755,985,795	0	0	0	10,000,000
Aug-25	765,996,790	755,996,790	0	0	0	10,000,000
Jul-25	766,007,710	756,007,710	0	0	10,000,000	0
Jun-25	766,022,855	756,022,855	0	0	10,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
21A-1	10247744	10,000,000.00	10,000,000.00	72,100,000.00	04/25/23	1,797,798.38	4.47000	06/30/24	06/06/28	(34)
Totals		10,000,000.00	10,000,000.00	72,100,000.00		1,797,798.38

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21A-1	10247744	98	NY	02/07/25	2

5/11/2026 The Loan transferred to Special Servicing on 2/7/25 due to payment default, dating back to December 2024. An Order Appointing Receiver was granted on 10/7/25 and the court subsequently denied the Defendant's motion to vacate the order on 11/1 3/25. There is a hearing scheduled to occur in early June to determine entry of Receiver's Motion to Compel / Contempt of Defendant, to allow Receiver entry to the property and to oversee the asset. In February 2026, 3650

Servicing was appointed and assum edthe special servicing responsibilities for the Loan. Currently the special servicer is dual tracking discussions with the Defendant through outside counsel while proceeding with enforcement remedies in order to explore all possible resolutions to maximi ze recovery for the trust.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
21A-1	0.00	0.00	5,000.00	0.00	0.00	16,473.96	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,000.00	0.00	0.00	16,473.96	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,473.96

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27